Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding:

	Restricted Stock Units	Performance Stock Units	Total
	(Number)
Outstanding at January 1, 2022	148,148	—	148,148
Transferred during the year	(41,685)	—	(41,685)
Forfeited during the year	(23,971)	—	(23,971)
Outstanding at December 31, 2022	82,492	—	82,492
Granted during the year (1)	609,860	112,268	722,128
Settled during the year	(18,132)	—	(18,132)
Transferred during the year	(20,098)	—	(20,098)
Forfeited during the year	(77,497)	(7,245)	(84,742)
Outstanding at December 31, 2023	576,625	105,023	681,648
Granted during the year (1)	717,980	92,655	810,635
Transferred during the year	(212,160)	(35,007)	(247,167)
Forfeited during the year	(88,638)	(6,004)	(94,642)
Outstanding at December 31, 2024	993,807	156,667	1,150,474
Specified by vesting date
2025	384,098	62,304	446,402
2026	384,438	63,478	447,916
2027	225,271	30,885	256,156
Outstanding at December 31, 2024	993,807	156,667	1,150,474
(1)
The fair value of RSUs and PSUs is determined on the basis of the closing ADS price on the grant date. The fair value of one RSU and one PSU at the date of grant was €141.01 and €105.96 for the years ended December 31, 2024 and December 31, 2023, respectively.

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements, in warrants:

	Warrants (number)	Weighted Average Exercise Price (EUR)
Outstanding at January 1, 2022	7,085,073	80.30
Granted during the year	357,092	100.40
Exercised during the year (1)	(214,613)	21.83
Forfeited during the year	(363,541)	123.62
Outstanding at December 31, 2022	6,864,011	81.30
Vested at the reporting date	4,972,026	66.34
Granted during the year	395,275	91.07
Exercised during the year (1)	(555,144)	17.76
Forfeited during the year	(180,358)	115.79
Outstanding at December 31, 2023	6,523,784	86.38
Vested at the reporting date	5,273,056	80.02
Granted during the year	504,105	122.48
Exercised during the year (1)	(682,048)	43.35
Forfeited during the year	(141,719)	107.85
Outstanding at December 31, 2024	6,204,122	93.25
Vested at the reporting date	5,226,643	89.33
(1)
The weighted average share price (listed in $) at the date of exercise was €135.86, €98.10 and €113.60 for the years ended December 31, 2024, 2023 and 2022, respectively.

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2024 per grant year.

	Outstanding Warrants (number)	Weighted Average Exercise Price (EUR)	Weighted Average Remaining Life (months)
Granted before January 1, 2022	5,185,556	89.67	57
Granted in 2022	235,408	100.71	90
Granted in 2023	292,648	90.66	101
Granted in 2024	490,510	122.34	114
Outstanding at December 31, 2024	6,204,122	93.25	65

Summary of Fair Values for Warrant Grants

The following table summarizes the input to the Black-Scholes option-pricing model and the calculated fair values for warrant grants in 2024, 2023 and 2022:

	2024	2023	2022
Expected volatility	50%	49-51%	48-49%
Risk-free interest rate	1.71 - 2.57%	2.40 - 2.97%	(0.08) - 2.54%
Expected life of warrants (years)	6.0	6.0	6.0
Weighted average exercise price	€122.48	€91.07	€100.40
Fair value of warrants granted in the year	€50.86 - 70.39	€37.34 - 52.03	€36.55 - 60.85